MINERAL PROPERTIES (Details) (USD $)										6 Months Ended	12 Months Ended								1 Months Ended														6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 30, 2013 Third party	Jun. 30, 2014 BLM	Dec. 31, 2013 BLM	Jun. 30, 2014 Relief Canyon Mine- Gold Acquisition column millsite pond mine claim cell	Dec. 31, 2013 Relief Canyon Mine- Gold Acquisition column pond millsite claim cell mine	Dec. 31, 2012 Relief Canyon Mine- Gold Acquisition	Jun. 30, 2014 Pershing Pass Property claim acre	Dec. 31, 2013 Pershing Pass Property claim acre	Dec. 31, 2012 Pershing Pass Property	Jun. 30, 2014 Pershing Pass Property Silver Scott Mines acre item	Dec. 31, 2013 Pershing Pass Property Silver Scott Mines item acre	Jun. 30, 2014 Pershing Pass Property Victoria Gold item acre	Dec. 31, 2013 Pershing Pass Property Victoria Gold acre item	Jun. 30, 2014 Pershing Pass Property Third party item	Dec. 31, 2013 Pershing Pass Property Third party item	Sep. 30, 2013 Pershing Pass Property Wolf Pack Gold (Nevada) Corp acre item	Jun. 30, 2014 Pershing Pass Property Wolf Pack Gold (Nevada) Corp item	Dec. 31, 2013 Pershing Pass Property Wolf Pack Gold (Nevada) Corp item	Jun. 30, 2014 Pershing Pass Property Minimum item	Dec. 31, 2013 Pershing Pass Property Minimum item	Sep. 30, 2013 Pershing Pass Property Minimum Wolf Pack Gold (Nevada) Corp Starting September 2016 till September 2023	Sep. 30, 2013 Pershing Pass Property Minimum Wolf Pack Gold (Nevada) Corp Starting September 2023 till September 2028	Sep. 30, 2013 Pershing Pass Property Minimum Wolf Pack Gold (Nevada) Corp Starting September 2028 till September 2033	Sep. 30, 2013 Pershing Pass Property Minimum Wolf Pack Gold (Nevada) Corp September 2033	Jun. 30, 2014 Pershing Pass Property Maximum	Dec. 31, 2013 Pershing Pass Property Maximum	Jun. 30, 2014 Relief Canyon Mine- Newmont Leased Properties	Dec. 31, 2013 Relief Canyon Mine- Newmont Leased Properties	Dec. 31, 2012 Relief Canyon Mine- Newmont Leased Properties	Jun. 30, 2014 Relief Canyon Mine- Newmont Leased Properties 2006 Mineral Lease and Sublease	Dec. 31, 2013 Relief Canyon Mine- Newmont Leased Properties 2006 Mineral Lease and Sublease	Jun. 30, 2014 Relief Canyon Mine- Newmont Leased Properties 1994 Mining Lease acre	Dec. 31, 2013 Relief Canyon Mine- Newmont Leased Properties 1994 Mining Lease acre	Jun. 30, 2014 Relief Canyon Mine- Newmont Leased Properties 1999 Mining Lease acre	Dec. 31, 2013 Relief Canyon Mine- Newmont Leased Properties 1999 Mining Lease acre	Jun. 30, 2014 Relief Canyon Mine- Newmont Leased Properties Victoria Gold item	Dec. 31, 2013 Relief Canyon Mine- Newmont Leased Properties Victoria Gold item	Apr. 05, 2012 Relief Canyon Mine- Newmont Leased Properties Victoria Gold item claim acre	Jun. 30, 2014 Relief Canyon Mine- Newmont Leased Properties Newmont USA Ltd. acre item	Dec. 31, 2013 Relief Canyon Mine- Newmont Leased Properties Newmont USA Ltd. item acre	Jun. 30, 2014 Relief Canyon Mine- Newmont Leased Properties Minimum Newmont USA Ltd. 2006 Mineral Lease and Sublease	Dec. 31, 2013 Relief Canyon Mine- Newmont Leased Properties Minimum Newmont USA Ltd. 2006 Mineral Lease and Sublease	Jun. 30, 2014 Relief Canyon Mine- Newmont Leased Properties Maximum Newmont USA Ltd. 2006 Mineral Lease and Sublease	Dec. 31, 2013 Relief Canyon Mine- Newmont Leased Properties Maximum Newmont USA Ltd. 2006 Mineral Lease and Sublease
Mineral properties
Unpatented Lode Mining Claims Owned							164	164					490	490	283	283	17	17																							283	155	155
Unpatented Millsites owned							120	120
Number of open pit mines							3	3
Number of cells included in heap leach pads							6	6
Number of solution ponds							2	2
Number of carbon columns included in ADR							4	4
Net Smelter Return Royalty Percentage							2.00%	2.00%									2.00%	2.00%																						2.00%	2.00%	2.00%	2.00%	3.00%	3.00%	5.00%	5.00%
Unpatented mining claims owned that the Company located during mid 2012										17	17
Private lands leased (in acres)										635	635
Primary term of the lease										10 years	10 years								10 years
Royalty percentage on all metals produced other than gold										2.00%	2.00%
Royalty percentage on gold if gold prices are less than $500 per ounce										2.00%	2.00%
Gold price (per ounce)										500	500
Royalty percentage on gold if gold prices are over $1,500 per ounce										3.50%	3.50%
Gold price (per ounce)										1,500	1,500
Royalty percentage on gold production that the entity can repurchase																												3.00%	3.00%
Rate at which the entity can repurchase royalty percentage of gold										$ 600,000	$ 600,000
Each royalty percentage that the company can repurchase at specified rate										1.00%	1.00%
Unpatented mining claims owned																			19			700	700																62	62
Royalty percentage on precious metals																			1.00%
Royalty percentage on all other materials excluding precious metals																			0.50%
Advance royalty required to pay per year																								10,000	12,500	15,000	20,000
Number of unpatented mining claims that can be acquired by the Company if purchase option is exercised																				19	19
Purchase price for acquisition of unpatented mining claims																				250,000	250,000
Acres of Property										12,000	12,000		9,700	9,700	5,660	5,660			400																						13,300	2,800	2,800
Area of properties held under leases and subleases										600	600																														8,900
Unpatented mining claims owned on which royalty owed to Victoria Gold																																									221
Adjustment to the carrying value of mineral rights	0	0
Acres of privately-owned fee minerals leased (in acres)																																										4,900	4,900
Amount required to be spent in exploration expenses in 2013																																	1,000,000	1,000,000
Amount required to be spent in exploration expenses per year																																	500,000	500,000
Rental payment per acre per year																																	10	10
Increase in rental payments per year (as a percent)																																	5.00%	5.00%
Amount of annual rent payable if the Company elects not to or fails to incur minimum specific amount in exploration expenditures																																	100,000	100,000
Additional direct drilling expenditures required in 2017 in order to avoid the annual rental payment requirement																																	500,000	500,000
Minimum monthly average gold price for which 5% net smelter royalty would apply (per ounce)																																	400	400
Net smelter return royalty percentage on specified acres of leased properties (in acres)																																			2.50%	2.50%	3.50%	3.50%
Acres of leased property on which royalty percentage apply (in acres)																																			800	800	495	495
Statewide bond					5,000,000	5,000,000
Excess amount of the current coverage requirement to reclaim land disturbed in exploration and mining operations					300,000	300,000
Amount of the bonds written				5,000,000
Restricted cash required to be maintained as a percentage of the value of the bonds				45.00%
Restricted cash	2,250,000	2,250,000
Total Mineral Properties	$ 16,786,912	$ 16,786,912	$ 16,786,912				$ 8,501,071	$ 8,501,071	$ 8,501,071	$ 576,400	$ 576,400	$ 576,400																		$ 7,709,441	$ 7,709,441	$ 7,709,441